STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Equity [Abstract]
SCHEDULE OF RESTRICTED STOCK UNITS

	RSUs	Weighted Average Grant Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2023	17,425,000	$0.91	5.95	$1,568,250
Granted	6,150,000	1.23	5.66	636,000
Vested	(1,962,500)	(1.23)
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Outstanding at June 30, 2023	21,612,500	$1.20	5.43	$6,386,250

	RSUs	Weighted Average Grant Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2022	-	$-	-	$-
Granted	17,425,000	0.91	5.95	1,568,250
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Outstanding at March 31, 2023	17,425,000	$0.91	5.95	$1,568,250
Vested at March 31, 2023	-	$-	-	$-

SCHEDULE OF STOCK OPTION ACTIVITY

As summary of option activity under the 2016 Plan as of June 30, 2023 and changes during the periods then ended are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at March 31, 2023	60,421	$5.20	4.77
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Balance outstanding at June 30, 2023	60,421	$5.20	4.52
Exercisable at June 30, 2023	60,421	$5.20	4.52

As summary of option activity under the 2016 Plan as of March 31, 2023 and 2022 and changes during the periods then ended are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at March 31, 2021	60,421	$5.20	6.77
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Balance outstanding at March 31, 2022	60,421	$5.20	5.77
Exercisable at March 31, 2022	60,421	$5.20	5.77

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at March 31, 2022	60,421	$5.20	5.77
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Balance outstanding at March 31, 2023	60,421	$5.20	4.77
Exercisable at March 31, 2023	60,421	$5.20	4.77

SCHEDULE OF WARRANTS ACTIVITY

The following table reflects Warrant activity:

Warrants	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2023	10,293,632	$1.00	4.59	$-
Granted	2,282,000	1.00	5.00	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Outstanding at June 30, 2023	12,575,632	$1.00	4.43	$3,018,152
Exercisable at June 30, 2023	12,575,632	$1.00	4.43	$3,018,152

The following table reflects Warrant activity:

Warrants	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2021	10,628	$16.625	1.45	$-
Granted	-	-	-	-
Exercised		-	-	-
Forfeited or expired	-	-	-	-
Outstanding at March 31, 2022	10,628	$16.625	0.45	$-
Exercisable at March 31, 2022	10,628	$16.625	0.45	$-

Warrants	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2022	10,628	$16.625	0.45	$-
Granted	10,293,632	1.00	5.00	-
Exercised	-	-	-	-
Forfeited or expired	(10,628)	(16.625)	(0.45)	-
Outstanding at March 31, 2023	10,293,632	$1.00	4.59	$-
Exercisable at March 31, 2023	10,293,632	$1.00	4.59	$-